Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended		27 Months Ended				0 Months Ended	12 Months Ended					27 Months Ended	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011	Dec. 31, 2010	Oct. 14, 2010	Aug. 10, 2011 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Funded [Member]	Dec. 31, 2011 Funded [Member]	Dec. 31, 2012 Funded [Member]	Dec. 31, 2012 Unfunded [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2012 Distribution Reinvestment Plan [Member]	Dec. 31, 2012 One Year [Member] Minimum [Member]	Dec. 31, 2012 One Year [Member] Maximum [Member]	Dec. 31, 2012 One Year [Member] Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Two Years [Member] Minimum [Member]	Dec. 31, 2012 Two Years [Member] Maximum [Member]	Dec. 31, 2012 Two Years [Member] Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Three Years [Member] Minimum [Member]	Dec. 31, 2012 Three Years [Member] Maximum [Member]	Dec. 31, 2012 Three Years [Member] Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Four Years [Member] Minimum [Member]	Dec. 31, 2012 Four Years [Member] Maximum [Member]	Dec. 31, 2012 Four Years [Member] Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Five Years [Member] Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Gross Organization and Offering Costs, Measured at the End of the Offering [Member] Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Proceeds from Issuance of Common Stock							$ 2,000,000
Real Estate Property, Weighted Average Remaining Lease Term								6 years	25 years
Finite-Lived Intangible Asset, Acquired-in-Place Leases, Net of Accumulated Amortization	177,880,000	10,648,000	177,880,000
Accumulated Amortization, Finite-Lived Intangible Asset, Acquired-in-Place-Leases	5,939,000	85,000	5,939,000
Period of Amortization for Intangible Asset										12 years 6 months 28 days
Amortization of intangibles	5,854,000	85,000	0																	15,577,000			15,615,000			15,519,000			15,519,000	15,518,000
Cash and cash equivalents	154,125,000	16,183,000	154,125,000		0	0
Cash in excess of FDIC limit	152,300,000		152,300,000
Repurchase Price, Share Repurchase Program																		$ 9.25			$ 9.50			$ 9.75			$ 10.00
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid																			92.50%			95.00%			97.50%			100.00%
Stock Repurchase Program, Annual Authorized Amount as a Percentage of Weighted Average Shares Outstanding at the End of Prior Year	5.00%		5.00%
Stock Repurchase Program, Quarterly Authorized Amount as a Percentage of Weighted Average Shares Outstanding at the end of Prior Year	1.25%		1.25%
Number of Share Repurchase Requests	73	1	73								74		74
Stock Repurchased During Period, Shares											188,531	2,500	191,031
Treasury Stock Acquired, Average Cost Per Share											$ 9.93	$ 10.00	$ 9.93	$ 9.86
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	37,032		37,032
Common stock issued through distribution reinvestment plan (in shares)	2,800,000	0
Common stock issued through distribution reinvestment plan	$ 26,784,000	$ 271,000	$ 0												$ 26,756,000	$ 271,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01													$ 0.01
Liability for offering and related costs from IPO									1.50%																						11.50%